Derivatives - Nominal amounts and fair values of trading and hedging derivatives (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments in connection with derivative transactions in organized markets
Financial instruments
Schedule of collateral provided/delivered

		12/31/2019	12/31/2020

Collateral provided:
Of which:
Mercado Mexicano de Derivados, S.A. de C.V.	Cash	3,865	3,113
Chicago Mercantile Exchange	Cash	1,286	1,009
Foreign financial institutions	Cash	2	1
		5,153	4,123

Financial instrument in connection with OTC derivative transactions
Financial instruments
Schedule of collateral provided/delivered

		12/31/2019	12/31/2020

Financial assets at amortized cost - Loans and advances to credit institutions:
Of which (Note 7):
Mexican financial institutions	Cash	7,536	15,738
Foreign financial institutions	Cash	6,764	12,216
		14,300	27,954
Financial assets at fair value through profit or loss - Debt instruments:
Of which (Note 8):
Mexican financial institutions	Bonds	3,121	4,410
Foreign financial institutions (*)	Bonds	1,351	896
		4,472	5,306

Schedule of collateral received

		12/31/2019	12/31/2020

Deposits from credit institutions and Customer deposits:
Of which (Notes 19 and 20):
Mexican financial institutions	Cash	5,174	21,649
Foreign financial institutions	Cash	11,527	1,403
Other	Cash	58	—
		16,759	23,052

		12/31/2019	12/31/2020

Memorandum accounts:
Of which (Note 31):
Mexican financial institutions	Bonds	5,736	5,483
		5,736	5,483

Trading derivative liabilities
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2019		12/31/2020
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	14,202	—	4,614	—
Market Index Futures	79	—	139	—

Forwards:
Foreign Currency Forwards	199,493	6,551	175,827	7,991
Foreign Exchange (Spot)	36,973	73	29,930	72
Market Index Forwards	651	6	2,292	33

Options:
Foreign Currency Options	57,808	1,606	54,923	2,766
Interest Rate Options	140,813	474	93,248	306
Market Index Options	1,122	201	697	582
Equity Options	—	—	868	65

Swaps:
IRS	3,296,209	76,165	3,597,275	189,535
Equity Swaps	—	12	704	184
CCS	385,855	59,393	451,191	84,577
Total Trading	4,133,205	144,481	4,411,708	286,111

Hedging derivative liabilities
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2019		12/31/2020
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
IRS	11,311	118	11,311	365
CCS	10,704	1,690	4,958	1,540
Foreign Currency Forwards	10,698	409	18,622	569

Fair value hedge:
IRS	3,600	246	49,380	4,361
CCS	31,874	5,060	34,922	12,243
Total Hedging	68,187	7,523	119,193	19,078
Total Financial Derivatives Liability	4,201,392	152,004	4,530,901	305,189

Trading derivative assets
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2019		12/31/2020
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	—	—	1,030	5
Market Index Futures	4,144	—	9	—

Forwards:
Foreign Currency Forwards	209,085	8,769	171,450	9,293
Foreign Exchange (Spot)	18,630	32	40,944	92
Equity Forwards	341	—	2,270	48

Options:
Foreign Currency Options	50,940	1,052	72,892	3,879
Interest Rate Options	111,940	421	54,471	232
Market Index Options	1,828	212	271	43
Equity Options	43	—	649	72

Swaps:
IRS	3,353,662	80,078	3,596,532	196,170
Equity Swaps	628	10	—	—
CCS	442,402	61,173	472,918	86,337
Total Trading	4,193,643	151,747	4,413,436	296,171

Hedging derivative assets
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2019		12/31/2020
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
CCS	11,177	3,843	10,824	4,282
Foreign Currency Forwards	59,417	4,488	36,144	4,013

Fair value hedge:
IRS	53,882	719	1,000	11
CCS	3,868	206	—	—
Total Hedging	128,344	9,256	47,968	8,306
Total Financial Derivatives Asset	4,321,987	161,003	4,461,404	304,477